Derivative Liability (Tables)	12 Months Ended
Oct. 31, 2022
Derivative Liability
Schedule of sensitivity analysis

As at	October 31, 2022	October 31, 2021
	$	$
Windsor derivative liability (i)	-	1,693
FABCBD Put Option derivative liability (iii)	763	2,638
Blessed Put Option derivative liability (iv)	2,899	4,313
NuLeaf Put Option derivative liability (v)	2,674	-
Smoke Cartel contingent consideration (ii)	-	3,028
Total	6,336	11,673
Less current portion	(6,336)	(9,980)
Long-term obligation	-	(1,693)